Rental expense and commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leased Assets [Line Items]
Operating Leases, Future Minimum Payments Due, Current	$ 41,054
Operating Leases, Future Minimum Payments, Due in Two Years	38,790
Operating Leases, Future Minimum Payments, Due in Three Years	37,189
Operating Leases, Future Minimum Payments, Due in Four Years	35,179
Operating Leases, Future Minimum Payments, Due in Five Years	30,921
Operating Leases, Future Minimum Payments, Due Thereafter	193,478
Operating Leases, Future Minimum Payments Due	$ 376,611